LOANS - Financial Difficulty Modifications (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 5,300,000	$ 11,300,000	$ 4,400,000
Financial Receivables, Financial Difficulty Modifications	26,106,000	31,654,000	6,731,000
Financing Receivable, Modified in Period, Amount	$ 26,106,000	$ 31,654,000	$ 6,731,000
Financing Receivable Percentage of Class of loans and leases	0.0019	0.0027	0.0006
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 20,935,000	$ 19,562,000	$ 2,313,000
30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,044,000	890,000	1,391,000
60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,836,000	10,741,000	240,000
Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	2,291,000	461,000	2,787,000
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	250,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	250,000
Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	0	0
Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	9,779,000	2,844,000	3,251,000
Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	16,327,000	28,810,000	3,425,000
Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	0.00%	0.00%	0.00%
Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 55,000
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	20,200,000	18,306,000	4,510,000
Financing Receivable, Modified in Period, Amount	$ 20,200,000	$ 18,306,000	$ 4,510,000
Financing Receivable Percentage of Class of loans and leases	0.0044	0.0048	0.0013
Commercial | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 17,525,000	$ 17,916,000	$ 1,181,000
Commercial | 30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0	0	821,000
Commercial | 60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,351,000	0	0
Commercial | Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,324,000	390,000	2,508,000
Commercial | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	0	0
Commercial | Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	4,375,000	0	1,181,000
Commercial | Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	15,825,000	18,306,000	3,329,000
Commercial | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	0.00%	0.00%	0.00%
Commercial | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 0
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	4,511,000	2,357,000	2,040,000
Financing Receivable, Modified in Period, Amount	$ 4,511,000	$ 2,357,000	$ 2,040,000
Financing Receivable Percentage of Class of loans and leases	0.0025	0.0016	0.0015
Residential real estate | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 2,164,000	$ 1,159,000	$ 1,021,000
Residential real estate | 30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	940,000	890,000	500,000
Residential real estate | 60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	440,000	241,000	240,000
Residential real estate | Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	967,000	67,000	279,000
Residential real estate | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	0	0
Residential real estate | Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	4,009,000	2,353,000	1,889,000
Residential real estate | Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	502,000	4,000	96,000
Residential real estate | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	0.00%	0.00%	2.00%
Residential real estate | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 55,000
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	921,000	491,000	181,000
Financing Receivable, Modified in Period, Amount	$ 921,000	$ 491,000	$ 181,000
Financing Receivable Percentage of Class of loans and leases	0.0009	0.0006	0.0002
Home equity | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 772,000	$ 487,000	$ 111,000
Home equity | 30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	104,000	0	70,000
Home equity | 60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	45,000	0	0
Home equity | Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0	4,000	0
Home equity | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	0	0
Home equity | Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	921,000	491,000	181,000
Home equity | Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	0	0
Home equity | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	0	0
Home equity | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	0	$ 0
Construction real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications		10,500,000
Financing Receivable, Modified in Period, Amount		$ 10,500,000
Financing Receivable Percentage of Class of loans and leases		0.0135
Construction real estate | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications		$ 0
Construction real estate | 30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications		0
Construction real estate | 60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications		10,500,000
Construction real estate | Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications		0
Construction real estate | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount		0
Construction real estate | Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount		0
Construction real estate | Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount		10,500,000
Construction real estate | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount		$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction		0.00%
Construction real estate | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount		$ 0
Commercial real estate-investor
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	474,000
Financing Receivable, Modified in Period, Amount	$ 474,000
Financing Receivable Percentage of Class of loans and leases	0.0001
Commercial real estate-investor | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 474,000
Commercial real estate-investor | 30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0
Commercial real estate-investor | 60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0
Commercial real estate-investor | Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0
Commercial real estate-investor | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial real estate-investor | Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	474,000
Commercial real estate-investor | Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial real estate-investor | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial real estate-investor | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0